Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

July 25, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Smart Trust, Tax Free Income Trust, Series 11
(File No. 333-182548) (CIK 1553484)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on July 24, 2012.

Very truly yours,

Smart Trust, Tax Free Income Trust, Series 11

By: Hennion & Walsh, Inc.

By /s/ KEVIN D. MAHN
Kevin D. Mahn
Authorized Signator